Expense Example - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - Fidelity Advisor Strategic Income Fund	Mar. 01, 2024 USD ($)
Fidelity Advisor Strategic Income Fund - Class A
Expense Example:
1 year	$ 494
3 years	694
5 years	910
10 years	1,531
Fidelity Advisor Strategic Income Fund - Class C
Expense Example:
1 year	274
3 years	539
5 years	928
10 years	1,821
Fidelity Advisor Strategic Income Fund - Class M
Expense Example:
1 year	493
3 years	691
5 years	904
10 years	1,520
Fidelity Advisor Strategic Income Fund - Class I
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	871
Fidelity Advisor Strategic Income Fund - Class Z
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750